Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 14	$ 14
Provision for credit losses
Purchases	1	1
Changes in risk, parameters and exposures	(1)	(1)
Balance at end of period	14	14
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	6
Provision for credit losses
Purchases	1	1
Changes in risk, parameters and exposures		(1)
Exchange rate and other	(1)
Balance at end of period	8	6
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	8
Provision for credit losses
Changes in risk, parameters and exposures	(1)
Exchange rate and other	1
Balance at end of period	$ 6	$ 8